UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08299

Oppenheimer International Small-Mid Company Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 2/28/2019

Item 1. Reports to Stockholders.

Semiannual Report	2/28/2019

Oppenheimer
International
Small-Mid
Company Fund
Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling 1.800.225.5677.

Important Updates

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this report, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change. See the Notes to Financial Statements for more information.

Update to Shareholder Report Document Delivery

Beginning January 1, 2021, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. Enrolling in electronic delivery will enable you to receive a direct link to your full shareholder report the moment it becomes available, and limit the amount of mail you receive. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option.

How do you update your delivery preferences?

If you own these shares through a financial intermediary, you may contact your financial intermediary.

If your accounts are held through OppenheimerFunds and you receive statements, confirms, and other documents directly from us, you can enroll in our eDocs DirectSM service at oppenheimerfunds.com or by calling us. Once you’re enrolled, you’ll begin to receive email notifications of updated documents when they become available. If you have any questions, feel free to call us at 1.800.225.5677.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 2/28/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	MSCI ACWI Ex USA SMID Net Index	MSCI ACWI Ex USA Small Cap Net Index
6-Month	-7.06%	-12.40%	-6.12%	-6.95%
1-Year	-0.35	-6.08	-9.29	-10.65
5-Year	9.00	7.72	3.17	3.26
10-Year	21.70	20.99	11.72	12.71

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

3 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Top Holdings and Allocations

TOP TEN COMMON STOCK HOLDINGS

Nice Ltd., Sponsored ADR	3.3%
Carl Zeiss Meditec AG	2.1
Obic Co. Ltd.	1.9
Amarin Corp. plc, ADR	1.8
Tecan Group AG	1.7
Aston Martin Lagonda Global Holdings plc	1.6
Ocado Group plc	1.4
Baloise Holding AG	1.4
Mellanox Technologies Ltd.	1.4
Symrise AG, Cl. A	1.3

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2019, and are based on net assets.

TOP TEN GEOGRAPHICAL HOLDINGS

United Kingdom	20.3%
Japan	20.0
United States	11.8
Germany	10.1
Switzerland	6.2
Israel	5.4
Netherlands	4.3
Canada	2.9
Denmark	2.5
Ireland	2.4

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2019, and are based on total market value of investments.

REGIONAL ALLOCATION

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2019, and are based on the total market value of investments.

For more current Fund holdings, please visit oppenheimerfunds.com.

4 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 2/28/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OSMAX)	11/17/97	-7.06%	-0.35%	9.00%	21.70%
Class C (OSMCX)	11/17/97	-7.40	-1.10	8.18	20.78
Class I (OSCIX)	12/29/11	-6.87	0.06	9.47	16.48*
Class R (OSMNX)	3/1/01	-7.19	-0.61	8.73	21.36
Class Y (OSMYX)	9/7/05	-6.94	-0.10	9.27	22.10

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 2/28/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OSMAX)	11/17/97	-12.40%	-6.08%	7.72%	20.99%
Class C (OSMCX)	11/17/97	-8.24	-1.99	8.18	20.78
Class I (OSCIX)	12/29/11	-6.87	0.06	9.47	16.48*
Class R (OSMNX)	3/1/01	-7.19	-0.61	8.73	21.36
Class Y (OSMYX)	9/7/05	-6.94	-0.10	9.27	22.10

* Shows performance since inception.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75% and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class I, Class R and Class Y shares. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the MSCI ACWI ex USA SMID Net Index and the MSCI ACWI ex USA Small Cap Net Index. The MSCI ACWI ex USA SMID Net Index is designed to measure the equity market performance of small- and mid-cap developed and emerging markets, excluding the United States. The MSCI ACWI ex USA Small Cap Net Index is designed to measure the equity market performance of small capitalization developed and emerging markets, excluding the United States. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict

5 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended February 28, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Actual	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During 6 Months Ended February 28, 2019
Class A	$ 1,000.00	$ 929.40	$ 6.58
Class C	1,000.00	926.00	10.23
Class I	1,000.00	931.30	4.61
Class R	1,000.00	928.10	7.78
Class Y	1,000.00	930.60	5.42

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.00	6.88
Class C	1,000.00	1,014.23	10.69
Class I	1,000.00	1,020.03	4.82
Class R	1,000.00	1,016.76	8.13
Class Y	1,000.00	1,019.19	5.67

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended February 28, 2019 are as follows:

Class	Expense Ratios
Class A	1.37%
Class C	2.13
Class I	0.96
Class R	1.62
Class Y	1.13

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS February 28, 2019 Unaudited

	Shares	Value
Common Stocks—93.1%
Consumer Discretionary—14.8%
Automobiles—1.6%
Aston Martin Lagonda Global Holdings plc[1,2]	10,000,000	$143,193,086

Entertainment—1.7%
Entertainment One Ltd.	10,000,000	55,830,513
UUUM, Inc.[1,3]	1,800,000	94,892,233
		150,722,746

Hotels, Restaurants & Leisure—1.2%
SSP Group plc	12,309,989	108,396,286

Household Durables—1.1%
De’ Longhi SpA	1,895,149	49,776,893
SEB SA	269,330	46,364,183
		96,141,076

Interactive Media & Services—2.0%
Auto Trader Group plc[2]	6,682,780	42,210,097
LIFULL Co. Ltd.	3,448,100	19,774,581
XING SE3	333,071	113,987,461
		175,972,139

Internet & Catalog Retail—5.5%
ASKUL Corp.	2,452,841	56,342,403
ASOS plc[1]	1,150,426	48,753,216
boohoo.com plc[1]	24,735,380	57,451,753
Dustin Group AB2	1,000,000	9,448,322
Istyle, Inc.[3]	4,590,200	34,494,705
Ocado Group plc[1]	9,063,160	124,305,456
Rakuten, Inc.	5,271,000	41,626,406
Zalando SE1,2	1,264,717	46,615,432
zooplus AG1	300,000	39,620,348
ZOZO, Inc.	1,358,174	25,627,643
		484,285,684

Media—0.1%
M&C Saatchi plc	2,264,140	10,886,547

Multiline Retail—1.0%
B&M European Value Retail SA	14,637,790	68,596,291
Seria Co. Ltd.	753,700	25,523,714
		94,120,005

Textiles, Apparel & Luxury Goods—0.6%
Ted Baker plc	2,060,270	49,859,168

Consumer Staples—5.2%
Beverages—2.1%
Britvic plc	8,159,189	99,543,732

	Shares	Value
Beverages (Continued)
Treasury Wine Estates Ltd.	8,328,907	$88,462,596
		188,006,328

Food Products—3.1%
Ariake Japan Co. Ltd.	1,454,700	76,579,767
Ezaki Glico Co. Ltd.	1,014,200	51,381,801
Leroy Seafood Group ASA	7,000,000	52,751,414
Morinaga & Co. Ltd.	2,082,500	93,390,453
		274,103,435

Financials—8.2%
Capital Markets—2.0%
3i Group plc	7,232,128	90,687,265
St James’s Place plc	3,491,896	45,102,495
VZ Holding AG	148,682	38,864,325
		174,654,085

Commercial Banks—0.8%
Bankinter SA	5,494,677	45,021,324
Metro Bank plc[1]	1,785,180	21,094,789
		66,116,113

Insurance—4.8%
Baloise Holding AG	746,403	121,853,246
Grupo Catalana Occidente SA	2,359,741	83,985,469
Helvetia Holding AG	122,966	73,777,224
Lancashire Holdings Ltd.	10,000,000	87,950,557
NN Group NV	1,406,380	61,220,218
		428,786,714

Real Estate Investment Trusts (REITs)—0.6%
Hibernia REIT plc[3]	38,486,294	56,206,363

Health Care—22.0%
Biotechnology—6.5%
Abcam plc	6,349,060	108,173,379
Amarin Corp. plc, ADR[1]	7,834,530	160,372,829
Argenx SE1	522,655	69,526,253
Ascendis Pharma AS, ADR[1]	424,570	30,917,187
BeiGene Ltd., ADR[1]	207,939	28,498,040
FibroGen, Inc.[1]	268,660	15,528,548
Galapagos NV1	491,865	48,195,390
Genmab AS1	218,000	37,671,873
Hansa Biopharma AB1	369,363	8,970,782
MorphoSys AG1	551,095	56,607,770

9 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Biotechnology (Continued)
Theratechnologies, Inc.[1]	2,089,379	$14,845,316
		579,307,367

Health Care Equipment & Supplies—6.7%
Biocartis NV1,2	2,000,000	26,603,021
BioMerieux	680,170	56,215,551
Carl Zeiss Meditec AG	2,168,385	184,987,384
LivaNova plc[1]	1,220,390	113,740,348
Ossur HF3	22,966,074	117,292,640
Sartorius AG, Preference	244,992	38,841,476
STRATEC SE3	751,899	52,591,934
		590,272,354

Health Care Technology—0.3%
RaySearch Laboratories AB1,3	2,500,000	27,713,970

Life Sciences Tools & Services—5.2%
Biotage AB	2,000,000	27,312,763
Bruker Corp.	1,632,990	62,396,548
Clinigen Group plc	5,000,000	63,363,226
Eurofins Scientific SE	200,000	84,435,673
Genfit1	449,840	10,982,236
QIAGEN NV1	1,549,210	59,536,140
Tecan Group AG3	658,888	149,429,919
		457,456,505

Pharmaceuticals—3.3%
H. Lundbeck AS	2,117,190	96,832,308
Kyowa Hakko Kirin Co. Ltd.	1,816,200	34,684,903
Nippon Shinyaku Co. Ltd.	1,436,700	91,447,749
Rohto Pharmaceutical Co. Ltd.	1,515,333	39,887,658
Santen Pharmaceutical Co. Ltd.	2,194,600	34,272,061
		297,124,679

Industrials—13.9%
Aerospace & Defense—1.3%
CAE, Inc.	5,459,449	115,125,734

Air Freight & Couriers—1.2%
SG Holdings Co. Ltd.	3,591,900	105,092,516

	Shares	Value
Building Products—0.8%
Belimo Holding AG	15,797	$74,458,336

Commercial Services & Supplies—1.8%
HomeServe plc	2,116,310	26,779,693
Japan Elevator Service Holdings Co. Ltd.	2,000,000	37,620,839
Rentokil Initial plc	20,000,000	93,080,348
		157,480,880

Construction & Engineering—0.9%
Balfour Beatty plc	20,326,312	77,736,543

Electrical Equipment—0.7%
Fagerhult AB	3,000,000	24,870,202
Fuji Electric Co. Ltd.	1,262,600	39,760,125
		64,630,327

Machinery—4.2%
Burckhardt Compression Holding AG	130,606	37,444,642
Fujitec Co. Ltd.	469,011	5,485,825
Harmonic Drive Systems, Inc.	1,164,800	38,353,411
IMI plc	7,105,200	89,297,071
Interroll Holding AG	30,000	53,321,582
Nabtesco Corp.	1,249,500	33,049,602
Rheon Automatic Machinery Co. Ltd.	1,000,000	14,266,530
Shima Seiki Manufacturing Ltd.	1,000,000	32,846,865
SLM Solutions Group AG1,3	1,000,000	10,142,117
Spirax-Sarco Engineering plc	632,439	55,887,472
		370,095,117

Professional Services—0.2%
AF AB, Cl. B	1,000,000	18,185,469

Trading Companies & Distributors—2.8%
Brenntag AG	869,047	43,108,661
Bunzl plc	1,315,622	41,397,453
IMCD NV	887,647	69,638,401
MonotaRO Co. Ltd.	3,851,400	91,256,541
		245,401,056

Information Technology—24.5%
Electronic Equipment, Instruments, & Components—6.2%
Azbil Corp.	4,637,400	102,444,986
Cognex Corp.	867,340	46,315,956

10 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

	Shares	Value
Electronic Equipment, Instruments, & Components (Continued)
Electrocomponents plc	2,346,548	$17,227,420
Jenoptik AG	2,311,800	84,200,007
Mycronic AB3	6,000,000	88,330,675
Nippon Ceramic Co. Ltd.	160,806	4,075,495
Renishaw plc	532,870	30,004,956
Topcon Corp.	3,298,800	44,840,234
Yaskawa Electric Corp.	2,000,000	56,973,578
Yokogawa Electric Corp.	3,772,600	72,726,137
		547,139,444

IT Services—2.4%
FDM Group Holdings plc	4,000,000	44,519,026
Obic Co. Ltd.	1,787,300	170,847,474
		215,366,500

Semiconductors & Semiconductor Equipment—6.7%
AIXTRON SE1	3,997,781	35,706,514
ams AG	2,078,802	64,491,999
ASM International NV	2,000,000	108,848,871
Disco Corp.	125,000	17,314,854
IQE plc[1,3]	56,672,233	68,389,837
Mellanox Technologies Ltd.[1]	1,112,080	119,481,875
PVA TePla AG1	1,000,000	12,452,686
Rohm Co. Ltd.	1,267,400	80,484,553
SolarEdge Technologies, Inc.[1]	2,000,000	84,520,000
		591,691,189

Software—9.2%
BlackBerry Ltd.[1]	7,082,664	61,572,002
CyberArk Software Ltd.[1]	601,921	66,072,868
Descartes Systems Group, Inc. (The)[1]	1,730,953	59,783,285
Infomart Corp.	2,674,700	29,930,289
Materialise NV, ADR[1,3]	3,100,000	59,520,000

	Shares	Value
Software (Continued)
Nemetschek SE	403,076	$58,859,903
Nice Ltd., Sponsored ADR[1]	2,508,896	295,271,970
OBIC Business Consultants Co. Ltd.	2,162,400	83,629,573
SimCorp AS	669,615	60,281,531
WANdisco plc[1,3]	3,000,000	29,318,901
Zoo Digital Group plc[1,3]	7,000,000	6,359,755
		810,600,077

Materials—4.5%
Chemicals—2.2%
Elementis plc	17,508,862	41,663,400
Symrise AG, Cl. A	1,345,240	118,576,594
Zotefoams plc[3]	4,000,000	32,768,749
		193,008,743

Containers & Packaging—0.6%
Huhtamaki OYJ	1,488,353	53,867,708

Metals & Mining—1.7%
AMG Advanced Metallurgical Group NV3	2,000,000	77,353,840
OZ Minerals Ltd.	10,000,000	73,072,692
		150,426,532
Total Common Stocks (Cost $6,243,116,095)		8,243,630,821

Investment Company—7.4%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.37%[3,4] (Cost $655,668,322)	655,668,322	655,668,322

Total Investments, at Value (Cost $6,898,784,417)	100.5%	8,899,299,143
Net Other Assets (Liabilities)	(0.5)	(42,604,318)
Net Assets	100.0%	$8,856,694,825

Footnotes to Statement of Investments

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $268,069,958 or 3.03% of the Fund’s net assets at period end.

11 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2018	Gross Additions	Gross Reductions	Shares February 28, 2019
Common Stock
Chemicals
Zotefoams plc	—	4,000,000	—	4,000,000
Electronic Equipment, Instruments, & Components
Mycronic AB	—	6,000,000	—	6,000,000
Entertainment
UUUM, Inc.	—	1,800,000	—	1,800,000
Health Care Equipment & Supplies
Ossur HF	22,966,074	—	—	22,966,074
STRATEC SE	751,899	—	—	751,899
Health Care Technology
RaySearch Laboratories AB	—	3,000,000	500,000	2,500,000
Interactive Media & Services
XING SE	333,071	—	—	333,071
Internet & Catalog Retail
Istyle, Inc.	4,590,200	—	—	4,590,200
Life Sciences Tools & Services
Tecan Group AG	658,888	—	—	658,888
Machinery
SLM Solutions Group AG	—	1,000,000	—	1,000,000
Metals & Mining
AMG Advanced Metallurgical Group NV	—	2,000,000	—	2,000,000
Real Estate Investment Trusts (REITs)
Hibernia REIT plc	38,486,294	—	—	38,486,294
Semiconductors & Semiconductor Equipment
IQE plc	—	56,672,233	—	56,672,233
Software
Materialise NV, ADR	—	3,100,000	—	3,100,000
WANdisco plc	—	3,000,000	—	3,000,000
Zoo Digital Group plc	—	7,000,000	—	7,000,000
Investment Company
Oppenheimer Institutional
Government Money Market Fund, Cl. E	728,035,525	1,393,749,856	1,466,117,059	655,668,322

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Common Stock Chemicals
Zotefoams plc	$32,768,749	$—	$—	$972,771

12 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Electronic Equipment, Instruments, & Components
Mycronic AB	$88,330,675	$—	$—	$17,681,475
Entertainment
UUUM, Inc.	94,892,233	—	—	18,615,920
Health Care Equipment & Supplies
Ossur HF	117,292,640	—	—	15,016,229
STRATEC SE	52,591,934	—	—	(6,953,020)
Health Care Technology
RaySearch Laboratories AB	27,713,970	—	(680,366)	(5,387,706)
Interactive Media & Services
XING SE	113,987,461	—	—	(10,204,395)
Internet & Catalog Retail
Istyle, Inc.	34,494,705	—	—	(21,053,344)
Life Sciences Tools & Services
Tecan Group AG	149,429,919	—	—	(8,093,571)
Machinery
SLM Solutions Group AG	10,142,117	—	—	(8,863,443)
Metals & Mining
AMG Advanced Metallurgical
Group NV	77,353,840	—	—	(14,206,655)
Real Estate Investment Trusts (REITs)
Hibernia REIT plc	56,206,363	486,500	—	(10,809,473)
Semiconductors & Semiconductor Equipment
IQE plc	68,389,837	—	—	5,852,318
Software
Materialise NV, ADR	59,520,000	—	—	7,506,501
WANdisco plc	29,318,901	—	—	10,340,686
Zoo Digital Group plc	6,359,755	—	—	(5,119,475)
Investment Company
Oppenheimer Institutional
Government Money Market Fund, Cl. E	655,668,322	7,504,579	—	—

Total	$1,674,461,421	$7,991,079	$(680,366)	$(14,705,182)

4. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United Kingdom	$1,811,232,189	20.3%
Japan	1,780,925,505	20.0
United States	1,037,705,862	11.8
Germany	896,298,287	10.1
Switzerland	549,149,273	6.2
Israel	480,826,714	5.4

13 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Geographic Holdings (Continued)	Value	Percent
Netherlands	$386,587,582	4.3%
Canada	251,326,337	2.9
Denmark	225,702,899	2.5
Ireland	216,579,192	2.4
Sweden	204,832,182	2.3
Australia	161,535,290	1.7
Luxembourg	153,031,964	1.7
Belgium	134,318,410	1.5
Spain	129,006,793	1.5
Iceland	117,292,640	1.3
France	113,561,971	1.3
Austria	64,491,999	0.7
Finland	53,867,708	0.6
Norway	52,751,414	0.6
Italy	49,776,892	0.6
China	28,498,040	0.3

Total	$8,899,299,143	100.0%

See accompanying Notes to Financial Statements.

14 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES February 28, 2019 Unaudited

Assets
Investments, at value—see accompanying statement of investments:

Unaffiliated companies (cost $5,444,237,966)	$7,224,837,722

Affiliated companies (cost $1,454,546,451)	1,674,461,421

8,899,299,143

Cash	3,059,412

Cash—foreign currencies (cost $30)	471

Receivables and other assets:

Dividends	19,625,143

Shares of beneficial interest sold	5,577,631

Other	347,911

Total assets	8,927,909,711

Liabilities

Payables and other liabilities:

Investments purchased	54,560,321

Shares of beneficial interest redeemed	15,516,438

Distribution and service plan fees	342,072

Trustees’ compensation	285,752

Shareholder communications	6,637

Other	503,666

Total liabilities	71,214,886

Net Assets	$8,856,694,825

Composition of Net Assets

Paid-in capital	$6,678,497,595

Total distributable earnings	2,178,197,230

Net Assets	$8,856,694,825

15 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $1,452,564,596 and 31,694,210 shares of beneficial interest outstanding)	$45.83

Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$48.63

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $266,860,046 and 6,400,595 shares of beneficial interest outstanding)	$41.69

Class I Shares:

Net asset value, redemption price and offering price per share (based on net assets of $2,770,811,770 and 60,988,204 shares of beneficial interest outstanding)	$45.43

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $93,345,572 and 2,144,163 shares of beneficial interest outstanding)	$43.53

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $4,273,112,841 and 94,266,864 shares of beneficial interest outstanding)	$45.33

See accompanying Notes to Financial Statements.

16 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF OPERATIONS For the Six Months Ended February 28, 2019 Unaudited

Investment Income

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $1,916,851)	$27,941,420
Affiliated companies	7,991,079

Interest	5,312

Total investment income	35,937,811

Expenses

Management fees	42,859,905

Distribution and service plan fees:
Class A	1,842,682
Class C	1,371,137
Class R	226,282

Transfer and shareholder servicing agent fees:
Class A	1,479,760
Class C	267,931
Class I	419,458
Class R	88,736
Class Y	4,562,024

Shareholder communications:
Class A	4,541
Class C	1,166
Class I	7,802
Class R	187
Class Y	16,127

Custodian fees and expenses	562,357

Borrowing fees	133,303

Trustees’ compensation	68,492

Other	298,304

Total expenses	54,210,194
Less reduction to custodian expenses	(23,084)
Less waivers and reimbursements of expenses	(349,576)

Net expenses	53,837,534

Net Investment Loss	(17,899,723)

17 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT

OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in:
Unaffiliated companies	$417,932,790
Affiliated companies	(680,366)
Foreign currency transactions	1,611,731

Net realized gain	418,864,155

Net change in unrealized appreciation/(depreciation) on:
Investment transactions in:
Unaffiliated companies	(1,255,159,739)
Affiliated companies	(14,705,182)
Translation of assets and liabilities denominated in foreign currencies	(333,265)

Net change in unrealized appreciation/(depreciation)	(1,270,198,186)

Net Decrease in Net Assets Resulting from Operations	$(869,233,754)

See accompanying Notes to Financial Statements.

18 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[1]

Operations
Net investment income (loss)	$(17,899,723)	$11,171,109

Net realized gain	418,864,155	988,177,544

Net change in unrealized appreciation/(depreciation)	(1,270,198,186)	848,990,905

Net increase (decrease) in net assets resulting from operations	(869,233,754)	1,848,339,558

Dividends and/or Distributions to Shareholders
Dividends and distributions declared:
Class A	(139,080,623)	(68,462,357)
Class B2	—	(49,335)
Class C	(25,956,690)	(8,408,637)
Class I	(272,368,594)	(89,570,937)
Class R	(8,517,948)	(2,874,052)
Class Y	(435,294,440)	(155,130,240)

Total dividends and distributions declared	(881,218,295)	(324,495,558)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(49,853,968)	(811,115,166)
Class B2	—	(3,257,270)
Class C	(5,221,099)	(47,632,409)
Class I	47,555,294	540,467,885
Class R	5,646,618	(1,614,113)
Class Y	(644,116,216)	963,409,373

Total beneficial interest transactions	(645,989,371)	640,258,300

Net Assets
Total increase (decrease)	(2,396,441,420)	2,164,102,300

Beginning of period	11,253,136,245	9,089,033,945

End of period	$8,856,694,825	$11,253,136,245

1. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note

2 – New Accounting Pronouncements for further details.

2. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

19 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 29, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$54.54	$47.11	$38.28	$36.38	$33.92	$27.32

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.14)	(0.05)	(0.06)	0.05	0.06	0.14
Net realized and unrealized gain (loss)	(4.12)	8.94	8.95	1.87	2.55	6.69

Total from investment operations	(4.26)	8.89	8.89	1.92	2.61	6.83

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.22)	(0.37)	(0.06)	(0.02)	(0.15)	(0.23)
Distributions from net realized gain	(4.23)	(1.09)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(4.45)	(1.46)	(0.06)	(0.02)	(0.15)	(0.23)

Net asset value, end of period	$45.83	$54.54	$47.11	$38.28	$36.38	$33.92

Total Return, at Net Asset Value[3]	(7.06)%	19.27%	23.25%	5.29%	7.77%	25.06%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,452,565	$1,777,990	$2,260,943	$2,678,644	$1,968,434	$1,076,376

Average net assets (in thousands)	$1,527,687	$2,272,202	$2,591,050	$2,462,620	$1,373,719	$922,903

Ratios to average net assets:[4]
Net investment income (loss)	(0.60)%	(0.10)%	(0.15)%	0.14%	0.18%	0.42%
Expenses excluding specific expenses listed below	1.38%	1.38%	1.41%	1.29%	1.19%	1.20%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	1.38%	1.38%	1.41%	1.29%	1.19%	1.20%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.37%	1.37%	1.39%	1.28%	1.18%	1.19%

Portfolio turnover rate	22%	27%	22%	19%	15%	18%

20 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2019	1.39%
Year Ended August 31, 2018	1.39%
Year Ended August 31, 2017	1.42%
Year Ended August 31, 2016	1.30%
Year Ended August 31, 2015	1.20%
Year Ended August 29, 2014	1.21%

See accompanying Notes to Financial Statements.

21 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 29, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$50.01	$43.36	$35.45	$33.92	$31.71	$25.61

Income (loss) from investment operations:
Net investment loss[2]	(0.29)	(0.40)	(0.34)	(0.21)	(0.18)	(0.10)
Net realized and unrealized gain (loss)	(3.80)	8.22	8.25	1.74	2.39	6.28

Total from investment operations	(4.09)	7.82	7.91	1.53	2.21	6.18

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.08)	0.00	0.00	0.00	(0.08)
Distributions from net realized gain	(4.23)	(1.09)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(4.23)	(1.17)	0.00	0.00	0.00	(0.08)

Net asset value, end of period	$41.69	$50.01	$43.36	$35.45	$33.92	$31.71

Total Return, at Net Asset Value[3]	(7.40)%	18.37%	22.35%	4.48%	6.97%	24.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$266,860	$323,001	$323,084	$339,118	$281,439	$193,529

Average net assets (in thousands)	$276,663	$332,620	$314,796	$327,473	$211,533	$161,291

Ratios to average net assets:[4]
Net investment loss	(1.36)%	(0.85)%	(0.91)%	(0.62)%	(0.57)%	(0.34)%
Expenses excluding specific expenses listed below	2.14%	2.13%	2.16%	2.04%	1.94%	1.96%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	2.14%	2.13%	2.16%	2.04%	1.94%	1.96%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.13%	2.12%	2.14%	2.03%	1.93%	1.95%

Portfolio turnover rate	22%	27%	22%	19%	15%	18%

22 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2019	2.15%
Year Ended August 31, 2018	2.14%
Year Ended August 31, 2017	2.17%
Year Ended August 31, 2016	2.05%
Year Ended August 31, 2015	1.95%
Year Ended August 29, 2014	1.97%

See accompanying Notes to Financial Statements.

23 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

FINANCIAL HIGHLIGHTS Continued

Class I	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 29, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$54.32	$46.95	$38.17	$36.23	$33.76	$27.17

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.04)	0.16	0.12	0.21	0.21	0.26
Net realized and unrealized gain (loss)	(4.13)	8.90	8.88	1.87	2.54	6.66

Total from investment operations	(4.17)	9.06	9.00	2.08	2.75	6.92

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.49)	(0.60)	(0.22)	(0.14)	(0.28)	(0.33)
Distributions from net realized gain	(4.23)	(1.09)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(4.72)	(1.69)	(0.22)	(0.14)	(0.28)	(0.33)

Net asset value, end of period	$45.43	$54.32	$46.95	$38.17	$36.23	$33.76

Total Return, at Net Asset Value[3]	(6.87)%	19.77%	23.76%	5.75%	8.27%	25.59%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,770,812	$3,236,676	$2,285,847	$1,272,537	$1,032,630	$893,125

Average net assets (in thousands)	$2,815,736	$2,859,965	$1,497,363	$1,132,539	$911,969	$787,902

Ratios to average net assets:[4]
Net investment income (loss)	(0.19)%	0.32%	0.30%	0.57%	0.60%	0.81%
Expenses excluding specific expenses listed below	0.97%	0.96%	0.97%	0.85%	0.76%	0.77%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	0.97%	0.96%	0.97%	0.85%	0.76%	0.77%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.96%	0.95%	0.96%	0.84%	0.75%	0.76%

Portfolio turnover rate	22%	27%	22%	19%	15%	18%

24 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2019	0.98%
Year Ended August 31, 2018	0.97%
Year Ended August 31, 2017	0.98%
Year Ended August 31, 2016	0.86%
Year Ended August 31, 2015	0.77%
Year Ended August 29, 2014	0.78%

See accompanying Notes to Financial Statements.

25 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 29, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$52.05	$45.08	$36.67	$34.92	$32.55	$26.22

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.19)	(0.17)	(0.15)	(0.05)	(0.02)	0.04
Net realized and unrealized gain (loss)	(3.95)	8.55	8.56	1.80	2.46	6.44

Total from investment operations	(4.14)	8.38	8.41	1.75	2.44	6.48

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.15)	(0.32)	0.00	0.00	(0.07)	(0.15)
Distributions from net realized gain	(4.23)	(1.09)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(4.38)	(1.41)	0.00	0.00	(0.07)	(0.15)

Net asset value, end of period	$43.53	$52.05	$45.08	$36.67	$34.92	$32.55

Total Return, at Net Asset Value[3]	(7.19)%	18.99%	22.93%	5.01%	7.53%	24.74%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$93,345	$103,818	$91,019	$73,150	$60,908	$39,082

Average net assets (in thousands)	$91,686	$100,487	$77,120	$68,089	$45,566	$35,888

Ratios to average net assets:[4]
Net investment income (loss)	(0.86)%	(0.35)%	(0.39)%	(0.15)%	(0.07)%	0.13%
Expenses excluding specific expenses listed below	1.63%	1.63%	1.66%	1.53%	1.44%	1.46%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	1.63%	1.63%	1.66%	1.53%	1.44%	1.46%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.62%	1.62%	1.64%	1.52%	1.43%	1.45%

Portfolio turnover rate	22%	27%	22%	19%	15%	18%

26 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2019	1.64%
Year Ended August 31, 2018	1.64%
Year Ended August 31, 2017	1.67%
Year Ended August 31, 2016	1.54%
Year Ended August 31, 2015	1.45%
Year Ended August 29, 2014	1.47%

See accompanying Notes to Financial Statements.

27 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 29, 2014[1]

Per Share Operating Data
Net asset value, beginning of period	$54.15	$46.82	$38.06	$36.16	$33.71	$27.14

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.08)	0.08	0.05	0.15	0.16	0.26
Net realized and unrealized gain (loss)	(4.11)	8.87	8.87	1.85	2.52	6.61

Total from investment operations	(4.19)	8.95	8.92	2.00	2.68	6.87

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.40)	(0.53)	(0.16)	(0.10)	(0.23)	(0.30)
Distributions from net realized gain	(4.23)	(1.09)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(4.63)	(1.62)	(0.16)	(0.10)	(0.23)	(0.30)

Net asset value, end of period	$45.33	$54.15	$46.82	$38.06	$36.16	$33.71

Total Return, at Net Asset Value[3]	(6.94)%	19.57%	23.55%	5.53%	8.05%	25.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,273,113	$5,811,651	$4,125,091	$2,239,385	$1,397,394	$622,170

Average net assets (in thousands)	$4,705,219	$4,930,993	$2,865,168	$1,932,568	$819,230	$357,072

Ratios to average net assets:[4]
Net investment income (loss)	(0.36)%	0.15%	0.13%	0.41%	0.47%	0.79%
Expenses excluding specific expenses listed below	1.14%	1.14%	1.16%	1.04%	0.95%	0.96%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	1.14%	1.14%	1.16%	1.04%	0.95%	0.96%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.13%	1.13%	1.14%	1.03%	0.94%	0.95%

Portfolio turnover rate	22%	27%	22%	19%	15%	18%

28 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2019	1.15%
Year Ended August 31, 2018	1.15%
Year Ended August 31, 2017	1.17%
Year Ended August 31, 2016	1.05%
Year Ended August 31, 2015	0.96%
Year Ended August 29, 2014	0.97%

See accompanying Notes to Financial Statements.

29 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO FINANCIAL STATEMENTS February 28, 2019 Unaudited

1. Organization

Oppenheimer International Small-Mid Company Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Effective as of the close of the New York Stock Exchange (“NYSE”) on April 1, 2016 (the “Closing Date”), the Fund no longer accepts purchase orders from new investors and existing Fund shareholders no longer are able to purchase new shares or exchange shares of other Oppenheimer funds into the Fund. Please see the Fund’s prospectus for exceptions and additional information.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares were permitted. Reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds were permitted through May 31, 2018. Effective June 1, 2018 (the “Conversion Date”), all Class B shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have, and Class B shares had, separate distribution and/or service plans under which they pay, and Class B shares paid, fees. Class I and Class Y shares do not pay such fees. Previously issued Class B shares automatically converted to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S.

30 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

2. Significant Accounting Policies (Continued)

dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at market close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at market close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statement of Operations.

For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income

31 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

on the Statement of Operations, are amortized or accreted daily.

Return of Capital Estimates. Distributions received from the Fund’s investments in Real Estate Investments Trusts (REITs), generally are comprised of income and return of capital. Any return of capital estimates in excess of cost basis are classified as realized gain. The Fund records investment income and return of capital based on estimates. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received from REITs after their tax reporting periods are concluded.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended August 31, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended August 31, 2018, the Fund did not utilize any capital loss carryforwards to offset capital gains realized in that fiscal year. Capital losses will be carried forward to future years if not offset by gains.

At period end, it is estimated that the Fund would have no capital loss carryforwards. The

32 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

2. Significant Accounting Policies (Continued)

estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$6,899,708,975
Federal tax cost of other investments	30

Total federal tax cost	$6,899,709,005

Gross unrealized appreciation	$2,562,778,469
Gross unrealized depreciation	(563,368,571)

Net unrealized appreciation	$1,999,409,898

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager has evaluated the impacts of these changes on the financial statements and there are no material impacts.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of)

33 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule were effective November 5, 2018, and the Fund’s Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within the Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

34 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

3. Securities Valuation (Continued)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

35 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$—	$1,313,576,737	$—	$1,313,576,737
Consumer Staples	—	462,109,763	—	462,109,763
Financials	—	725,763,275	—	725,763,275
Health Care	485,834,956	1,466,039,919	—	1,951,874,875
Industrials	115,125,734	1,113,080,244	—	1,228,205,978
Information Technology	792,537,956	1,372,259,254	—	2,164,797,210
Materials	—	397,302,983	—	397,302,983
Investment Company	655,668,322	—	—	655,668,322

Total Assets	$2,049,166,968	$6,850,132,175	$—	$8,899,299,143

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 1*	Transfers into Level 2*
Assets Table
Investments, at Value:
Common Stocks
Consumer
Staples	$(197,547,971)	$197,547,971
Information
Technology	(256,584,862)	256,584,862

Total Assets	$(454,132,833)	$454,132,833

*Transfers from Level 1 to Level 2 are a result of a change in pricing methodology to the use of a valuation determined based on observable market information other than quoted prices from an active market due to a lack of available unadjusted quoted prices.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income

36 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

4. Investments and Risks (Continued)

or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager or an affiliate of the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. Unless otherwise stated, the Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

37 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

38 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

6. Shares of Beneficial Interest (Continued)

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Shares	Amount	Shares	Amount

Class A
Sold[1]	1,801,590	$83,516,326	14,097,012	$686,775,786
Dividends and/or distributions reinvested	3,158,390	132,304,962	1,368,162	66,068,554
Redeemed	(5,867,715)	(265,675,256)	(30,857,868)	(1,563,959,506)

Net decrease	(907,735)	$(49,853,968)	(15,392,694)	$(811,115,166)

Class B
Sold	—	$—	698	$33,878
Dividends and/or distributions reinvested	—	—	1,070	48,335
Redeemed[1]	—	—	(71,226)	(3,339,483)

Net decrease	—	$—	(69,458)	$(3,257,270)

Class C
Sold	69,373	$2,879,033	232,520	$10,713,471
Dividends and/or distributions reinvested	646,497	24,676,799	177,003	7,880,164
Redeemed	(773,955)	(32,776,931)	(1,402,471)	(66,226,044)

Net decrease	(58,085)	$(5,221,099)	(992,948)	$(47,632,409)

Class I
Sold	7,099,899	$330,266,053	20,616,940	$1,036,765,573
Dividends and/or distributions reinvested	6,378,562	264,646,520	1,808,714	86,745,923
Redeemed	(12,075,006)	(547,357,279)	(11,523,842)	(583,043,611)

Net increase	1,403,455	$47,555,294	10,901,812	$540,467,885

Class R
Sold	183,653	$8,190,786	432,654	$21,128,055
Dividends and/or distributions reinvested	206,103	8,204,968	56,861	2,625,260
Redeemed	(240,264)	(10,749,136)	(513,788)	(25,367,428)

Net increase (decrease)	149,492	$5,646,618	(24,273)	$(1,614,113)

Class Y
Sold	8,356,696	$379,614,253	42,705,971	$2,161,394,541
Dividends and/or distributions reinvested	9,781,788	405,063,860	2,969,347	142,112,973
Redeemed	(31,202,195)	(1,428,794,329)	(26,444,216)	(1,340,098,141)

Net increase (decrease)	(13,063,711)	$(644,116,216)	19,231,102	$963,409,373

1. All outstanding Class B shares converted to Class A shares on June 1, 2018.

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

39 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. Purchases and Sales of Securities (Continued)

	Purchases	Sales
Investment securities	$1,916,946,639	$3,328,976,831

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule Effective November 1, 2018
Up to $500 million	1.00%
Next $500 million	0.95
Next $4 billion	0.92
Next $5 billion	0.90
Next $10 billion	0.88
Over $20 billion	0.87

The Fund’s effective management fee for the reporting period was 0.92% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants

40 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

8. Fees and Other Transactions with Affiliates (Continued)

as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	9,479
Accumulated Liability as of February 28, 2019	69,150

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class R shares, pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the

41 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
February 28, 2019	$23,931	$704	$1,949	$—

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $349,576 for IGMMF management fees. This fee waiver and/ or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

9. Borrowings and Other Financing

Joint Credit Facility. A number of mutual funds managed by the Manager participate in a $1.95 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Statement of Operations. The Fund did not utilize the Facility during the reporting period.

10. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the

42 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

10. Pending Acquisition (Continued)

“Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

43 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Managers and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the Sub-Adviser’s portfolio manager and investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

44 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance and risk management services, among other services, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of their staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Frank Jennings, the portfolio manager for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the review or renewal of the Fund’s service agreements or service providers. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to relevant benchmarks or market indices and to the performance of other retail funds in the foreign small/mid growth category. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was better than its category median.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board noted that the Adviser, not the Fund, pays the Sub-Adviser’s fee under the sub-advisory agreement. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load foreign small/mid growth funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual management fee and total expenses were lower than its peer group and category median.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow. Based on the Board’s

45 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

evaluation, the Manager agreed to a revised breakpoint schedule as negotiated by the Board that, effective November 1, 2018, a new breakpoint will be added to the advisory fee schedule, whereby the Fund will pay the Manager an advisory fee at an annual rate of 0.87% of average annual net assets over $20 billion.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates and research provided to the Adviser in connection with permissible brokerage arrangements (soft dollar arrangements).

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2019. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

46 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form N-PORT, which will also be available on the SEC’s website at www.sec.gov.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

47 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. If the Fund (or an underlying fund in which the Fund invests) invests in real estate investment trusts (REITs) and/or master limited partnerships (MLPs), the percentages attributed to each category are estimated using historical information because the character of the amounts received from the REITs and/or MLPs in which the Fund (or underlying fund) invests is unknown until after the end of the calendar year. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, and scroll down to the ‘Dividends’ table under ‘Analytics’.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Oppenheimer International Small-Mid Company Fund	12/11/18	1.8%	91.8%	6.4%

48 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Trustees and Officers	Joel W. Motley, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Brian F. Wruble, Trustee
Frank Jennings, Vice President
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2019 OppenheimerFunds, Inc. All rights reserved.

49 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

50 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●

All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www. oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com Call Us 800 225 5677 Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2019 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0815.001.0219 April 24, 2019

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/28/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small-Mid Company Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/19/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/19/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	4/19/2019